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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [X]; Amendment Number: 2

This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio      March 23, 2007
-------------------------------------   ------------------   -------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                 0

Form 13F Information Table Entry Total:          23

Form 13F Information Table Value Total       29,292
                                         (thousands)

List of Other Included Managers: None


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
        COLUMN 1             COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------------------------------------------------------------------------------------------
                             TITLE OF                VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  VOTING AUTHORITY
     NAME OF ISSUER            CLASS       CUSIP   [x$1000]  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------------------------------------------------------------------------------------------
ALLTEL CORP 7.75% EQUITY
   UNITS                 CONVERTIBLE PFD 020039822    1,711    36,400 SH       SOLE                  --     --   --
BARNES & NOBLE INC       CONVERTIBLE DEB 067774AD1    2,031 2,075,000 PRN      SOLE                  --     --   --
BEST BUY CO              CONVERTIBLE DEB 086516AF8    2,323 2,575,000 PRN      SOLE                  --     --   --
CNF TRUST I $2.50 SERIES
   A DUE 6/1/12          CONVERTIBLE PFD 12612V205      870    18,500 SH       SOLE                  --     --   --
DEVON ENERGY CORP CV DEB CONVERTIBLE DEB 25179MAA1      817   800,000 PRN      SOLE                  --     --   --
DEVON ENERGY CORP CV DEB CONVERTIBLE DEB 25179MAB9    1,483 1,450,000 PRN      SOLE                  --     --   --
DUANE READE CV DEB       CONVERTIBLE DEB 263578AC0    2,488 5,150,000 PRN      SOLE                  --     --   --
EL PASO ENERGY 4.75% CAP
   TR PFD                CONVERTIBLE PFD 283678209      460    20,500 SH       SOLE                  --     --   --
EQUITY RESIDENTIAL 7.25%
   CV PFD G              CONVERTIBLE PFD 29476L859    2,229    89,200 SH       SOLE                  --     --   --
FORD MOTOR 6.50% CAP TR
   II CV PFD             CONVERTIBLE PFD 345395206      740    21,000 SH       SOLE                  --     --   --
GENERAL MOTORS CORP CV
   W/PAR                 CONVERTIBLE DEB 370442733    1,498    66,000 PRN      SOLE                  --     --   --
HANOVER COMPRESSOR CO CV
   DEB                   CONVERTIBLE DEB 410768AC9    1,340 1,677,000 PRN      SOLE                  --     --   --
KAMAN CORP CV DEB        CONVERTIBLE DEB 483548AC7    1,939 2,071,000 PRN      SOLE                  --     --   --
LOEWS CORP CV DEB        CONVERTIBLE DEB 540424AL2      505   550,000 PRN      SOLE                  --     --   --
NORAM ENERGY CORP CV DEB CONVERTIBLE DEB 655419AC3      279   356,000 PRN      SOLE                  --     --   --
POGO PRODUCING CV DEB    CONVERTIBLE DEB 730448AE7    1,770 1,650,000 PRN      SOLE                  --     --   --
RECKSON ASSOCIATES
   $1.90625 CV PFD       CONVERTIBLE PFD 75621K205    1,253    53,000 SH       SOLE                  --     --   --
REINSURANCE GROUP OF
   AMERICA 5.75% PIERS   CONVERTIBLE PFD 759351307    1,381    29,000 SH       SOLE                  --     --   --
ROBBINS & MYERS CV DEB   CONVERTIBLE DEB 770196AA1       65    66,000 PRN      SOLE                  --     --   --
ROBBINS & MYERS CV SUB
   NOTES                 CONVERTIBLE DEB 770196AB9      162   159,000 PRN      SOLE                  --     --   --
ROUSE COMPANY $3.00 CV
   PFD SERIES B          CONVERTIBLE PFD 779273309    1,950    39,000 SH       SOLE                  --     --   --
THERMO ELECTRON CORP CV
   DEBS                  CONVERTIBLE DEB 883556AJ1      276   300,000 PRN      SOLE                  --     --   --
WORLD COLOR PRESS INC CV
   DEB                   CONVERTIBLE DEB 981443AA2    1,722 1,750,000 PRN      SOLE                  --     --   --
                                                     29,292


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